CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Upon Initial Public Offering	Series C Preferred Shares	Series A Preferred Shares	Series B Preferred Shares	Series A B C Preferred Stock	Ordinary Shares	Ordinary Shares Series A B C Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Upon Initial Public Offering	Additional Paid-in Capital Series C Preferred Shares	Additional Paid-in Capital Series A Preferred Shares	Additional Paid-in Capital Series B Preferred Shares	Additional Paid-in Capital Series A B C Preferred Stock	Accumulated other comprehensive income/(loss)	Accumulated deficit	Accumulated deficit Series C Preferred Shares	Accumulated deficit Series B Preferred Shares
Beginning Balance at Dec. 31, 2014	$ (28,417)						$ 2								$ 1,505	$ (29,924)
Beginning Balance, Shares at Dec. 31, 2014							16,110,302
Share-based compensation	592								$ 592
Vesting of incentive shares							156,539
Accretion on convertible redeemable preferred shares to redemption value			$ (1,292)	$ (288)	$ (1,621)							$ (288)	$ (304)				$ (1,292)	$ (1,317)
Foreign currency translation adjustments	(533)														(533)
Net loss	(30,026)															(30,026)
Ending Balance at Dec. 31, 2015	(61,585)						$ 2								972	(62,559)
Ending Balance, Shares at Dec. 31, 2015							16,266,841
Share-based compensation	1,003								1,003
Vesting of incentive shares							241,196
Deemed dividend to Series C convertible redeemable preferred shares at modification of Series C convertible redeemable preferred shares			635								$ 635
Accretion on convertible redeemable preferred shares to redemption value			(5,103)	(288)	(1,621)						(635)	(288)	(715)				(4,468)	$ (906)
Foreign currency translation adjustments	(1,885)														(1,885)
Net loss	(33,366)															(33,366)
Ending Balance at Dec. 31, 2016	(102,210)						$ 2								(913)	(101,299)
Ending Balance, Shares at Dec. 31, 2016							16,508,037
Share-based compensation	2,497								2,497
Share-based compensation, Shares							455,166
Receipts of reserve amounts for vested incentive shares	55								55
Accretion on convertible redeemable preferred shares to redemption value			$ (2,232)	$ (96)	$ (540)						(518)	$ (96)	$ (540)				(1,714)
Deemed dividend to Series C shareholders upon Initial Public Offering											$ 82,034						$ (82,034)
Conversion of Series A, B and C preferred shares upon Initial Public Offering						$ 141,121		$ 3						$ 141,118
Conversion of Series A, B and C preferred shares upon Initial Public Offering, Shares								36,239,470
Issuance of common shares upon Initial Public Offering	63,020						$ 1		63,019
Issuance of common shares upon Initial Public Offering, Shares							11,500,000
Initial Public Offering expense		$ (6,098)								$ (6,098)
Foreign currency translation adjustments	170														170
Net loss	(36,649)															(36,649)
Ending Balance at Dec. 31, 2017	$ 59,038						$ 6		$ 281,471						$ (743)	$ (221,696)
Ending Balance, Shares at Dec. 31, 2017							64,702,673